Right-of-Use Assets	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
14	Right-of-use assets
The carrying amounts of
right-of-use
assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2020	136	12	148
Inception of new leases	257	—	257
Depreciation charge	(76)	(10)	(86)
Disposal	(8)	—	(8)

Net book amount at December 31, 2020	309	2	311
Inception of new leases	117	—	117
Depreciation charge	(122)	(1)	(123)
Disposal	(22)	—	(22)

Net book amount at December 31, 2021	282	1	283

During the years ended December 31, 2020 and 2021, interest expense of RMB9 million and RMB15 million arising from lease liabilities was included in finance costs. Expense related to short-term leases of RMB238 million and RMB26 million were included in cost of revenues and expenses during the year ended December 31, 2020, and expense related to short-term leases of RMB295 million and RMB36 million were included in cost of revenues and expenses during the year ended D ece
mber 31, 2021.
The total cash outflow in financing activities for leases in 2020 was RMB84 million, including principal elements of lease payments of approximately RMB78 million and related interest paid of approximately RMB6 million, respectively. The total cash outflow in financing activities for leases in 2021 was RMB130 million, including principal elements of lease payments of approximately RMB116 million and related interest paid of approximately RMB14 million, respectively.
The Group considered the lease as a single transaction in which the asset and liability are integrally linked and no net temporary difference at inception. As at December 31, 2020 and 2021, net temporary difference arose on settlement of the liability and the amortization of the leased asset on which deferred tax was immaterial.
During the years ended December 31, 2020 and 2021, the leases of low value items were immaterial and there were no lease with variable lease payment.